Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2021
Deferred revenue and customer advances
Schedule of deferred revenue and customer advances

	As of March 31,
	2020	2021

	(in millions of RMB)
Deferred revenue	23,195	30,508
Customer advances	17,168	35,139
	40,363	65,647
Less: current portion	(38,338)	(62,489)
Non-current portion	2,025	3,158